Segment Reporting - Summary of Analysis of Company's Revenue from Products and Services (Detail)	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 12,000,000
Out-licensing
Disclosure of operating segments [line items]
Revenue	$ 12,000,000